MFS Emerging Markets Debt Fund (Prospectus Summary): | MFS Emerging Markets Debt Fund
MFS® Emerging Markets Debt Fund

SUPPLEMENT TO PROSPECTUS

The date of this supplement is May 30, 2012.

MFS® Emerging Markets Debt Fund

The class ticker symbol chart on the front cover page is restated in its entirety as follows:

CLASS	TICKER SYMBOL
Class A	MEDAX
Class B	MEDBX
Class C	MEDCX
Class I	MEDIX
Class R1	MEDDX
Class R2	MEDEX
Class R3	MEDFX
Class R4	MEDGX
Class R5 (Formerly Class W)	MEDHX

The sub-sections entitled “Fees and Expenses” and “Example” beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect current fee arrangements.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s prospectus and “Waivers of Sales Charges” on page I-15 of the fund’s statement of additional information Part I.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees MFS Emerging Markets Debt Fund	A		B	C	I	R1	R2	R3	R4	R5
Shareholder Fees, Column Name	A		B	C	I	ALL R	ALL R	ALL R	ALL R	ALL R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	On shares purchased without an initial sales charge and redeemed within 24 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses MFS Emerging Markets Debt Fund		A	B	C	I	R1	R2	R3	R4	R5
Operating Expenses, Column Name		A	B	C	I	R1	R2	R3	R4	R5
Management Fee		0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.17%	0.09%
Total Annual Fund Operating Expenses		1.14%	1.89%	1.89%	0.89%	1.89%	1.39%	1.14%	0.89%	0.81%
Fee Reductions and/or Expense Reimbursements	[1]	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		1.13%	1.88%	1.88%	0.88%	1.88%	1.38%	1.13%	0.88%	0.80%
[1]	MFS has agreed in writing to reduce its management fee to 0.65% of the fund’s average daily net assets annually in excess of $2.5 billion. This written agreement will remain in effect until modified by the fund’s Board of Trustees, but such agreement will continue until at least November 30, 2013.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example MFS Emerging Markets Debt Fund (USD $)	Expense Example, By Year, Column	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
A	Class A Shares	585	819	1,071	1,794
B	Class B Shares assuming redemption at end of period	591	892	1,220	2,015
C	Class C shares assuming redemption at end of period	291	592	1,020	2,210
I	Class I Shares	90	282	492	1,095
R1	Class R1 Shares	191	592	1,020	2,210
R2	Class R2 Shares	141	439	759	1,667
R3	Class R3 Shares	115	361	626	1,385
R4	Class R4 Shares	90	282	492	1,095
R5	Class R5 Shares	82	257	448	1,000

Expense Example, No Redemption MFS Emerging Markets Debt Fund (USD $)	Expense Example, No Redemption, By Year, Column	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
B	Class B Shares assuming no redemption at end of period	191	592	1,020	2,015
C	Class C Shares assuming no redemption at end of period	191	592	1,020	2,210

The Class A Bar Chart, the paragraph that follows the Class A Bar Chart, and the Performance Table beneath the sub-section entitled "Performance Information" beneath the main heading "Summary of Key Information" are restated in their entirety as follows:

The total return for the three-month period ended March 31, 2012 was 5.79%. During the period(s) shown in the bar chart, the highest quarterly return was 12.25% (for the calendar quarter ended December 31, 2002) and the lowest quarterly return was (6.03)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (for the Periods Ended December 31, 2011)
Average Annual Total Returns MFS Emerging Markets Debt Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	1.12%	6.60%	11.06%
C	C Shares Returns Before Taxes	4.05%	6.88%	10.87%
I	I Shares Returns Before Taxes	6.11%	7.93%	12.00%
R1	R1 Shares Returns Before Taxes	5.05%	6.90%	10.91%
R2	R2 Shares Returns Before Taxes	5.58%	7.41%	11.45%
R3	R3 Shares Returns Before Taxes	5.91%	7.70%	11.74%
R4	R4 Shares Returns Before Taxes	6.18%	7.97%	12.02%
R5	R5 Shares Returns Before Taxes	6.00%	7.82%	11.88%
A	A Shares Returns Before Taxes	0.81%	6.64%	11.19%
After Taxes on Distributions	A Shares Returns After Taxes on Distributions	(1.09%)	4.15%	8.35%
After Taxes on Distributions and Sales	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	0.55%	4.18%	8.03%
Index Comparison (Reflects no deduction for fees, expenses or taxes) JPMorgan Emerging Markets Bond Index Global	Index Comparison (Reflects no deduction for fees, expenses or taxes) JPMorgan Emerging Markets Bond Index Global	8.46%	8.08%	11.04%